PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                         STRONG RETIREMENT EQUITY FUNDS
                                     CLASS K

                     STRONG ADVISOR LARGE COMPANY CORE FUND
                         STRONG ADVISOR U.S. VALUE FUND
                           STRONG DIVIDEND INCOME FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                          STRONG GROWTH AND INCOME FUND
                             STRONG OPPORTUNITY FUND


                 Supplement to the Prospectus dated May 1, 2003


STRONG ADVISOR LARGE COMPANY CORE FUND
Effective immediately, the second paragraph on page 9 of the prospectus is deleted and replaced by the following:

         The ADVISOR LARGE COMPANY CORE FUND was organized to acquire all of the assets and assume all of the liabilities of the Rockhaven Fund. This acquisition, which involved the issuance of Class A shares of the Fund (which are offered in a separate prospectus) to the shareholders of the Rockhaven Fund in exchange for the Rockhaven Fund's assets and liabilities, was effected on September 16, 2002. Accordingly, the Fund is the successor to the Rockhaven Fund. The performance results for the Class K shares of the Fund, which were first offered on September 30, 2002, are based on the historical performance of the Fund's Class A shares from the inception of the Fund through September 29, 2002, recalculated to reflect that Class K shares are not subject to an initial sales charge or a redemption fee. The Class A shares of the Fund, which are not offered by this prospectus, achieved performance results that are lower than those that are expected to be achieved by the Class K shares. This is because Class A shares are invested in the same portfolio of securities, and the differences generally relate to the differences in the fees and expenses of each class of shares.

STRONG GROWTH FUND
Effective June 30, 2003, Mr. Thomas C. Ognar is the sole Portfolio Manager of the Strong Growth Fund. His biography can be found on page 22 of the prospectus.


            The date of this Prospectus Supplement is June 16, 2003.





RT35131 06-03                                                       WH2118 06-03